Capital Stock - Risk-Free Rate Based on U S Treasury Yield Curve (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Expected volatility	33.60%	34.94%	34.47%
Expected dividend yields	0.99%	0.82%	0.47%
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free rate	0.79%	0.78%	1.95%